Share-based payments	6 Months Ended
Jun. 30, 2025
Share based payment arrangement explanatory [Abstract]
Share-based payments

7. Share-based payments

Immatics N.V. has four share-based payment plans. In June 2020, Immatics N.V. established an initial equity incentive plan (“2020 Equity Plan”). This plan was complemented by the Company’s 2022 stock option and incentive plan (“2022 Equity Plan”) which was approved by the Immatics shareholders at the Annual General Meeting on June 13, 2022. At the Annual General Meeting on June 20, 2024, Immatics shareholders approved the Company’s 2024 stock option and incentive plan (“2024 Equity Plan”). At the Annual General Meeting on June 18, 2025, Immatics shareholders approved the Company’s 2025 stock option and incentive plan (“2025 Equity Plan”). The 2025 Equity Plan allows the company to grant additional options.

Under the 2020 Equity Plan, the 2022 Equity Plan and the 2024 Equity Plan, directors, management and employees have been granted different types of options, all of which are equity-settled transactions.

Under the plans, the Company has the settlement choice for all options granted and has no present obligation to settle in cash, therefore, all options are treated as equity-settled transactions.

Granted options shall accelerate and become vested and exercisable in full immediately prior to and subject to the consummation of a sale event, which was not deemed probable as of June 30, 2025 and 2024, respectively.

Service Options

Under the 2020 Equity Plan, the 2022 Equity Plan and the 2024 Equity Plan, Immatics issues employee stock options with a service requirement (“Service Options”) to acquire shares of Immatics N.V. The service-based options for employees including management will vest on a four-year time-based vesting schedule. Under the 2022 Equity Plan and the 2024 Equity Plan, annual service options for members of the Board of Directors will vest entirely after one year. Service Options are granted on a recurring basis. The Company granted Service Options, which were accounted for using the respective grant date fair value.

Immatics applied a Black-Scholes pricing model to estimate the fair value of the Service Options, with a weighted average fair value of $3.94 per Service Option granted during the six months ended June 30, 2025 and used the following weighted average assumptions:

	Three months ended June 30, 2025	Six months ended June 30, 2025
Exercise price in USD	$5.19	$5.42
Underlying share price in USD	$5.19	$5.42
Volatility	84.58%	83.12%
Time period (years)	5.61	5.96
Risk-free rate	3.89%	4.21%
Dividend yield	0.00%	0.00%

Service Options outstanding as of June 30, 2025:

	2025
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	9.94	10,089,474
Service Options granted in 2025	5.42	1,421,900
Service Options forfeited	11.19	42,572
Service Options exercised	—	—
Service Options expired	10.34	85,528
Service Options outstanding on June 30,	9.37	11,383,274
Service Options exercisable on June 30,	10.21	5,972,199
Weighted average remaining contract life (years)	7.26

Performance-Based Options (“PSUs”)

In addition, at the initial listing on Nasdaq, certain executive officers and key personnel of the Group received under the 2020 Equity Plan performance-based options (“PSUs”), vesting based on both the achievement of market capitalization milestones and satisfaction of a four-year time-based vesting schedule. The PSUs are split into three equal tranches. The performance criteria for each of the three respective tranches requires Immatics to achieve a market capitalization of at least $1.5 billion, $2 billion and $3 billion, respectively.

The Company did not grant PSUs during the three and six months ended June 30, 2025.

PSUs outstanding as of June 30, 2025:

	2025
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1,	10.09	3,680,000
PSUs granted in 2025	—	—
PSUs forfeited	—	—
PSUs outstanding on June 30,	10.09	3,680,000
PSUs exercisable on June 30,	—	—
Weighted average remaining contract life (years)	5.10

The Group recognized total employee-related share-based compensation expenses from all plans, during the three and six months ended June 30, 2025 and 2024 as set out below:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	(Euros in thousands)
Research and development expenses	(2,066)	(2,595)	(4,220)	(4,863)
General and administrative expenses	(2,075)	(1,713)	(4,251)	(3,742)
Total share-based compensation	(4,141)	(4,308)	(8,471)	(8,605)

Additional outstanding awards fully vested

Immatics GmbH previously issued share-based awards to employees under former Equity plans. As part of the initial listing on Nasdaq, all outstanding awards were replaced by a combination of cash payments and share-based awards under the 2020 Equity Plan in Immatics N.V. These awards are fully vested and no additional expense is recognized.

Matching Stock Options outstanding as of June 30, 2025:

	2025
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	10.00	1,315,798
Matching Stock Options forfeited	10.00	4,950
Matching Stock Options exercised	—	—
Matching Stock Options expired	10.00	7,910
Matching Stock Options outstanding on June 30,	10.00	1,302,938
Matching Stock Options exercisable on June 30,	10.00	1,302,938
Weighted average remaining contract life (years)	5.00

Converted Options outstanding as of June 30, 2025:

	2025
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	2.90	477,842
Converted Options forfeited	1.50	2,275
Converted Options exercised	1.06	9,338
Converted Options expired	1.17	1,078
Converted Options outstanding on June 30,	2.94	465,151
Converted Options exercisable on June 30,	2.94	465,151
Weighted average remaining contract life (years)	2.51